Annual Total Returns[BarChart] - Invesco SP 100 Equal Weight ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.71%	13.45%	35.63%	14.08%	(1.76%)	13.79%	23.67%	(5.68%)	29.49%	13.75%